Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Changes of the Rights Over Leased Assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Gross Balance [Member]
Gross Balance
Balance at beginning		$ 216,569	$ 193,095
Additions		49,816	29,278
Write-downs		(57,918)	(5,298)
Remeasurement		(880)	(506)
Other incremental		1,748
Total		209,335	216,569
Gross Balance [Member] | Buildings [member]
Gross Balance
Balance at beginning		144,482	124,978
Additions		16,790	23,930
Write-downs		(14,935)	(4,296)
Remeasurement		(488)	(130)
Other incremental
Total		145,849	144,482
Gross Balance [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		43,492	42,051
Additions		31,033	2,819
Write-downs		(42,821)	(1,002)
Remeasurement		(392)	(376)
Other incremental		1,748
Total		33,060	43,492
Gross Balance [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		28,595	26,066
Additions		1,993	2,529
Write-downs		(162)
Remeasurement
Other incremental
Total		30,426	28,595
Accumulated Depreciation [Member]
Gross Balance
Balance at beginning		(121,648)	(92,907)
Depreciation of the year	[1]	(32,212)	(31,767)
Write-downs		53,414	3,026
Total		(100,446)	(121,648)
Balance at ending		108,889	94,921
Accumulated Depreciation [Member] | Buildings [member]
Gross Balance
Balance at beginning		(64,352)	(46,743)
Depreciation of the year	[1]	(21,459)	(19,636)
Write-downs		10,450	2,027
Total		(75,361)	(64,352)
Balance at ending		70,488	80,130
Accumulated Depreciation [Member] | Floor space for ATMs [Member]
Gross Balance
Balance at beginning		(35,735)	(25,566)
Depreciation of the year	[1]	(9,736)	(11,168)
Write-downs		42,802	999
Total		(2,669)	(35,735)
Balance at ending		30,391	7,757
Accumulated Depreciation [Member] | Improvements to leased properties [Member]
Gross Balance
Balance at beginning		(21,561)	(20,598)
Depreciation of the year	[1]	(1,017)	(963)
Write-downs		162
Total		(22,416)	(21,561)
Balance at ending		$ 8,010	$ 7,034

[1]	See Note No.37 Depreciation and Amortization.